Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2023
Accounts Receivable
Schedule of Account receivable

	As of December 31,	As of June 30,
	2022	2023	2023
	RMB	RMB	US$
Accounts receivable	502,177	500,862	69,072
Less: allowance for doubtful accounts	(7,131)	(5,856)	(808)
Accounts receivable, net	495,046	495,006	68,264

Schedule of the movement in the allowance for doubtful accounts

	As of December 31,	As of June 30,
	2022	2023	2023
	RMB	RMB	US$
Balance at beginning of year	(4,651)	(7,131)	(984)
Additions	(4,243)	—	—
Written off	1,763	1,275	176
Balance at end of year	(7,131)	(5,856)	(808)